Operating Segment - Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Operating Segment
Total segment revenue	$ 38,202	$ 47,809
Intersegment eliminations	(3,638)	(5,715)
Total external revenue	$ 34,564	$ 42,094